PERPETUAL CARE TRUSTS - Additional Information (Detail) - Variable Interest Entity, Primary Beneficiary - Perpetual care trusts Security in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Security	Dec. 31, 2018 USD ($) Security
Schedule Of Available For Sale Securities [Line Items]
Purchases of available for sale securities	$ 5.4	$ 35.3	$ 46.4	$ 59.4
Sales, maturities and paydowns of available for sale securities	$ 4.4	31.9	29.0	51.1
Other Than Temporarily Impaired Securities
Schedule Of Available For Sale Securities [Line Items]
Trust assets, cost		29.2	85.7	181.4
Trust assets, fair value		28.5	81.8	163.3
Other than temporary impairments loss		$ 0.7	$ 3.9	$ 18.1
Number of securities that incurred other than temporary impairment losses		66	79	176